OTHER PAYABLES	12 Months Ended
Jun. 30, 2022
OTHER PAYABLES
OTHER PAYABLES

NOTE 12. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Third Parties	RMB	RMB	U.S. Dollars
Professional service fees	¥7,940,481	¥2,061,016	$307,720
Distributors and employees	1,488,329	1,009,307	150,694
Accrued expenses	206,051	206,045	30,763
Others	227,901	257,550	38,453
Total	¥9,862,762	¥3,533,918	$527,630

	June 30,	June 30,	June 30,
	2021	2022	2022
Related Parties	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥1,594,543	¥1,396,419	$208,492
Due to family members of the owners of BHD and FGS	545,159	590,159	88,113
Due to management staff for costs incurred on behalf of the Company	260,965	253,557	37,857
Total	¥2,400,667	¥2,240,135	$334,462